Note 9 - Leases - Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Operating lease right-of-use assets	$ 341,623	$ 316,517
Operating lease liabilities - current	(84,989)	(80,928)
Operating lease liabilities - non-current	(322,496)	(296,633)
Total operating lease liabilities	(407,485)	(377,561)
Fixed assets, cost	3,895	3,312
Accumulated depreciation	(2,511)	(2,564)
Fixed assets, net	1,384	748
Long-term debt - current	(755)	(562)
Long-term debt - non-current	(725)	(248)
Total finance lease liabilities	$ (1,480)	$ (810)